Capital structure and financial items (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Earnings per share

		2023	2022	2021
Net profit	DKK million	83,683	55,525	47,757
Average number of shares outstanding[1]	in million shares	4,482.8	4,530.6	4,593.2
Dilutive effect of average outstanding share pool	in million shares	12.0	14.0	13.0
Average number of shares outstanding, including dilutive effect of outstanding share pool	in million shares	4,494.8	4,544.6	4,606.2
Basic earnings per share	DKK	18.67	12.26	10.40
Diluted earnings per share	DKK	18.62	12.22	10.37
1. Excluding treasury shares. For further information on the development in treasury shares, refer to note 4.3.

Distribution to shareholders

DKK million	2023	2022	2021
Interim dividend for the year	13,430	9,613	8,021
Dividend for prior year	18,337	15,690	13,496
Share repurchases for the year	29,924	24,086	19,447
Total distribution for the year	61,691	49,389	40,964

Development in number of shares
Development in number of shares

DKK million	A shares	B shares	Total
Shares beginning of 2022	1,075	3,545	4,620
Shares cancelled in 2022	—	(60)	(60)
Outstanding shares end of 2022	1,075	3,485	4,560
Shares cancelled in 2023	—	(50)	(50)
Outstanding shares end of 2023	1,075	3,435	4,510

Treasury shares

Treasury shares		2023	2022
	Market value (DKK million)	Number of B shares of DKK 0.10 (million)	Number of B shares of DKK 0.10 (million)
Holding at the beginning of the year	28,242	60.2	62.2
Cancellation of treasury shares	(23,450)	(50.0)	(60.0)
Released allocated shares to employees	(4,433)	(9.5)	(3.7)
Purchase during the year	29,924	51.0	61.7
Value adjustment	5,817	—	—
Holding at the end of the year	36,100	51.7	60.2
At the end of 2023, the holding of treasury shares amounted to 1.1% of the total outstanding shares (1.3% of the outstanding shares in 2022).
Specification of Other reserves

Specification of Other reserves
DKK million	Exchange rate adjustments	Cash flow hedges[1]	Tax and other items	Total
2021
Reserve at the beginning of the year	(2,528)	1,802	(185)	(911)
Other comprehensive income, net	1,624	(3,557)	1,117	(816)
Transferred to intangible assets	—	15	(2)	13
Reserve at the end of the year	(904)	(1,740)	930	(1,714)
2022
Other comprehensive income, net	2,289	2,766	(892)	4,163
Reserve at the end of the year	1,385	1,026	38	2,449
2023
Other comprehensive income, net	(1,404)	586	(355)	(1,173)
Reserve at the end of the year	(19)	1,612	(317)	1,276
1. For information on derivatives refer to note 4.5.

Financial risks	Management has assessed the following key financial risks:

Type	Financial risk
Foreign exchange risk	High
Credit risk	Low
Interest rate risk	Low
Liquidity risk	Low

Key currencies

Key currencies
	USD	CNY	CAD	JPY	GBP
Average exchange rate applied (DKK per 100)
2023	689	97	511	4.91	857
2022	708	105	543	5.40	873
2021	629	97	502	5.73	865
Year-end exchange rate applied (DKK per 100)
2023	674	95	509	4.77	858
2022	697	101	515	5.29	838
2021	657	103	517	5.70	885

Foreign exchange sensitivity analysis

Sensitivity on operating profit of an immediate 5% decrease in key currencies[1]
DKK million	USD	CNY	CAD	JPY	GBP
2024	(5,700)	(500)	(530)	(210)	(150)
2023	(3,180)	(500)	(320)	(240)	(160)
1. An immediate 5% increase would have the opposite impact of the above.
As per the end of 2023, a positive market value of financial contracts related to hedging of foreign exchange risk of DKK 1,612 million had been deferred for recognition in 2024 (in 2022 a positive market value of DKK 1,026 million was deferred for recognition in 2023).

Sensitivity of an immediate 5% decrease in currency rates on 31 December versus DKK[2]
DKK million	2023	2022
Sensitivity of all currencies
Income statement	(117)	(37)
Other comprehensive income	6,058	3,431
Total	5,941	3,394
Hereof sensitivity of USD
Income statement	70	150
Other comprehensive income	5,082	2,923
Total	5,152	3,073
2. An immediate 5% increase would have the opposite impact of the above.

Financial contracts

Financial contracts coverage at year end
Months	USD	CNY[3]	CAD	JPY	GBP
2023	12	12	9	12	0
2022	12	0	9	12	11
3. Chinese yuan traded offshore (CNH) is used to hedge Novo Nordisk's CNY currency exposure.

Credit exposure

Credit exposure for cash at bank, marketable securities and derivative financial instruments (fair value)
DKK million	Cash at bank	Marketable securities	Derivative financial instruments	Total
2023
AAA range	—	15,838	—	15,838
AA range	6,451	—	912	7,363
A range	7,292	—	1,432	8,724
BBB range	17	—	—	17
Not rated or below BBB range	632	—	—	632
Total	14,392	15,838	2,344	32,574
2022
AAA range	6	10,797	—	10,803
AA range	5,507	—	963	6,470
A range	6,550	124	1,764	8,438
BBB range	124	—	—	124
Not rated or below BBB range	466	—	—	466
Total	12,653	10,921	2,727	26,301

Derecognised receivables	At year-end, the Group had derecognised receivables without recourse having due dates after 31 December 2023 amounting to:

DKK million	2023	2022	2021
US	5,059	1,394	1,313
Japan	2,050	2,273	2,453

Cash and cash equivalents and financial reserves

Financial reserves
DKK million	2023	2022	2021
Cash and cash equivalents (note 4.7)	14,392	12,653	10,719
Marketable securities	15,838	10,921	6,765
Undrawn committed credit facility[4]	11,552	11,527	11,526
Borrowings (Note 4.6)	(5,431)	(480)	(12,861)
Financial reserves	36,351	34,621	16,149
4. The undrawn committed credit facility comprises a facility EUR 1,550 million in 2023 and EUR 1,550 million in 2022 committed by a portfolio of international banks. The facility matures in 2025.

DKK million	2023	2022	2021
Cash at bank	14,392	12,653	10,720
Borrowings (note 4.6)	—	—	(1)
Cash and cash equivalents	14,392	12,653	10,719

Derivative financial instruments

	2023			2022
DKK million	Contract amount at year-end	Positive fair value at year-end	Negative fair value at year-end	Contract amount at year-end	Positive fair value at year-end	Negative fair value at year-end
Forward contracts USD[1]	104,022	1,600	193	59,292	1,591	907
Forward contracts CNH, CAD and JPY[2]	20,246	295	90	10,677	373	31
Forward contracts, cash flow hedges	124,268	1,895	283	69,969	1,964	938
Forward contracts USD[1]	65,870	330	946	38,432	639	1,942
Forward contracts EUR, CNH, CAD and others[2]	28,520	119	43	4,111	124	23
Forward contracts, fair value hedges	94,390	449	989	42,543	763	1,965
Total derivative financial instruments	218,658	2,344	1,272	112,512	2,727	2,903
Recognised in the income statement		449	989		763	1,965
Recognised in other comprehensive income		1,895	283		1,964	938
1. Average hedge rate for USD cash flow hedges is 676 at the end of 2023 (696 at the end of 2022) and average hedge rate for USD fair value hedges is 675 at the end of 2023 (714 at the end of 2022). 2. For 2022 the relevant currencies are CAD, JPY and GBP.

Financial assets

DKK million	2023	2022
Financial assets by category
Other financial assets	571	559
Marketable securities	15,838	10,921
Financial assets at fair value through the income statement	16,409	11,480
Derivative financial instruments (note 4.5)	2,344	2,727
Derivatives used as hedging instruments (assets)	2,344	2,727
Other financial assets	682	457
Trade receivables	31,729	16,593
Other receivables and prepayments (current and non-current)	9,498	6,211
•less prepayments and VAT receivables	(8,312)	(5,073)
Cash at bank (note 4.7)	14,392	12,653
Financial assets at amortised cost	47,989	30,841
Trade receivables in a factoring portfolio	33,041	33,967
Financial assets at fair value through other comprehensive income	33,041	33,967
Total financial assets at the end of the year by category	99,783	79,015
	—
Financial liabilities by category
Derivative financial instruments (note 4.5)	1,272	2,903
Derivatives used as hedging instruments (liability)	1,272	2,903
Borrowings (non-current) (note 4.6)[1]	20,528	24,318
Borrowings (current) (note 4.6)[1]	6,478	1,466
Trade payables	25,606	15,587
Other liabilities (non-current)	189	100
Other liabilities (current)	28,705	23,606
•less VAT and duties payable	(600)	(875)
Financial liabilities measured at amortised cost	80,906	64,202
Total financial liabilities at the end of the year by category	82,178	67,105
1. Refer to note 4.6 for a maturity analysis for non-current and current borrowings.

Financial liabilities

DKK million	2023	2022
Financial assets by category
Other financial assets	571	559
Marketable securities	15,838	10,921
Financial assets at fair value through the income statement	16,409	11,480
Derivative financial instruments (note 4.5)	2,344	2,727
Derivatives used as hedging instruments (assets)	2,344	2,727
Other financial assets	682	457
Trade receivables	31,729	16,593
Other receivables and prepayments (current and non-current)	9,498	6,211
•less prepayments and VAT receivables	(8,312)	(5,073)
Cash at bank (note 4.7)	14,392	12,653
Financial assets at amortised cost	47,989	30,841
Trade receivables in a factoring portfolio	33,041	33,967
Financial assets at fair value through other comprehensive income	33,041	33,967
Total financial assets at the end of the year by category	99,783	79,015
	—
Financial liabilities by category
Derivative financial instruments (note 4.5)	1,272	2,903
Derivatives used as hedging instruments (liability)	1,272	2,903
Borrowings (non-current) (note 4.6)[1]	20,528	24,318
Borrowings (current) (note 4.6)[1]	6,478	1,466
Trade payables	25,606	15,587
Other liabilities (non-current)	189	100
Other liabilities (current)	28,705	23,606
•less VAT and duties payable	(600)	(875)
Financial liabilities measured at amortised cost	80,906	64,202
Total financial liabilities at the end of the year by category	82,178	67,105
1. Refer to note 4.6 for a maturity analysis for non-current and current borrowings.

Fair value measurement hierarchy

Fair value measurement hierarchy
DKK million	2023	2022
Active market data (level 1)	16,052	11,288
Directly or indirectly observable market data (level 2)	2,344	2,727
Not based on observable market data (level 3)	33,398	34,159
Total financial assets at fair value	51,794	48,174
Active market data (level 1)	—	—
Directly or indirectly observable market data (level 2)	1,272	2,903
Not based on observable market data (level 3)	—	—
Total financial liabilities at fair value	1,272	2,903

Financial income

DKK million	2023	2022	2021
Financial income
Interest income[1]	1,069	239	231
Foreign exchange gain (net)	308	—	—
Financial gain from forward contracts (net)	1,344	—	2,316
Capital gain on investments	—	—	340
Capital gain on marketable securities	143	—	—
Result of associated companies	81	—	—
Total financial income	2,945	239	2,887
Financial expenses
Interest expenses on debts and borrowings	542	378	289
Foreign exchange loss (net)	—	2,885	1,972
Financial loss from forward contracts (net)	—	1,766	—
Capital loss on investments	106	124	—
Capital loss on marketable securities	—	463	44
Result of associated companies	—	189	24
Other financial expenses	197	181	122
Total financial expenses	845	5,986	2,451
1. Interest income include DKK 370 million from marketable securities at fair value through the income statement (2022: DKK 78 million; 2021: DKK 30 million) while the remaining interest income is derived from financial assets at amortised cost.

Financial expenses

DKK million	2023	2022	2021
Financial income
Interest income[1]	1,069	239	231
Foreign exchange gain (net)	308	—	—
Financial gain from forward contracts (net)	1,344	—	2,316
Capital gain on investments	—	—	340
Capital gain on marketable securities	143	—	—
Result of associated companies	81	—	—
Total financial income	2,945	239	2,887
Financial expenses
Interest expenses on debts and borrowings	542	378	289
Foreign exchange loss (net)	—	2,885	1,972
Financial loss from forward contracts (net)	—	1,766	—
Capital loss on investments	106	124	—
Capital loss on marketable securities	—	463	44
Result of associated companies	—	189	24
Other financial expenses	197	181	122
Total financial expenses	845	5,986	2,451
1. Interest income include DKK 370 million from marketable securities at fair value through the income statement (2022: DKK 78 million; 2021: DKK 30 million) while the remaining interest income is derived from financial assets at amortised cost.

Financial impact from forward contracts

Financial impact from forward contracts, specified
DKK million	2023	2022	2021
Income/(loss) transferred from other comprehensive income	1,026	(1,740)	1,802
Realised fair value adjustment of transferred contracts	214	(3,772)	(1,411)
Unrealised fair value adjustments of forward contracts[2]	(540)	(1,202)	1,246
Realised foreign exchange gain/(loss) on forward contracts	644	4,948	679
Financial income/(expense) from forward contracts	1,344	(1,766)	2,316
2. Refer to note 4.5 for information on open fair value hedge contracts at 31 December.